RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024
Related Party Transactions [Abstract]
Charitable share contribution to Foundation	68,000	68,000
Fair value of charitable share contribution to foundation		$ 17,908
Donated amount		$ 6,300
Voting rights percentage		14%